Segmented information	12 Months Ended
Dec. 31, 2025
Segmented information
Segmented information

15.Segmented information

The Company operates within a single operating segment, the research and development of small molecule drug candidates to treat degenerative muscle diseases, which is the Company’s only reportable segment and is consistent with the internal reporting provided to the chief operating decision-maker. The Company operates in three geographic areas, Canada, United States and Australia. As at December 31, 2025, the Company held total assets of $207 (December 31, 2024 - $145) in the United States, $669 (December 31, 2024 - $979) in Australia and $31,013 in Canada (December 31, 2024 - $49,623).